Revenue from contracts with customers and trade receivables (Details 6) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)		Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)		Mar. 31, 2017 USD ($)
Balance at the beginning of the year | $		$ 28
Provision made during the year, net of reversals	₨ 3,655
Provision used during the year	(3,324)
Effect of changes in foreign exchange rates	102
Balance at the closing of the year | $		30			$ 28
Refund Liability [Member]
Balance at the beginning of the year	3,210			₨ 3,784
Provision made during the year, net of reversals	3,592	29	[1]	2,702	22	[2]	$ 28	[3]
Provision used during the year	(3,324)	$ (27)	[4]	(3,303)	$ (30)	[4]	$ (37)	[4]
Effect of changes in foreign exchange rates	103			27
Balance at the closing of the year	3,581			3,210
Current	3,581			3,210
Non-current	₨ 0			₨ 0

[1]	Chargebacks and rebates provisions for the year ended March 31, 2019 and payments for the year ended March 31, 2019 were each lower as compared to the year ended March 31, 2018, primarily as a result of lower pricing rates per unit for chargebacks, and due to a reduction in the invoice price to wholesalers for certain of the Company’s products.
[2]	Chargebacks and rebates provisions for the year ended March 31, 2018 and payments for the year ended March 31, 2018 were each lower as compared to the year ended March 31, 2017, primarily as a result of lower pricing rates per unit for chargebacks, due to a reduction in the invoice price to wholesalers for certain of the Company’s products, and due to certain product mix changes.
[3]	Chargebacks and rebates provisions for the year ended March 31, 2017 and payments for the year ended March 31, 2017 were each lower as compared to the year ended March 31, 2016, primarily as a result of lower sales, product mix changes and relatively low value of new products.
[4]	Currently, the Company does not separately track the credits and payments, in each case to the extent relating to prior years for chargebacks, rebates, medicaid payments or refund liability.